FORM 13F COVER PAGE


Report for Quarter Ended:  December 31, 2004
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              February 10, 2005
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102    20972   958080 SH       SOLE                   958080
Affiliated Managers Grp        COM              008252108    17289   255233 SH       SOLE                   255233
America Service Group          COM              02364L109    17953   670654 SH       SOLE                   670654
Andrew Corp.                   COM              034425108    18165  1332734 SH       SOLE                  1332734
Atlantis Plastics Inc.         COM              049156102    10154   570461 SH       SOLE                   570461
Caraustar Industries Inc.      COM              140909102    17442  1036954 SH       SOLE                  1036954
Cascade Corp.                  COM              147195101    20558   514595 SH       SOLE                   514595
Columbia Sportswear            COM              198516106    15269   256141 SH       SOLE                   256141
Flowserve Corp.                COM              34354P105    19589   711284 SH       SOLE                   711284
Gainsco Inc.                   COM              363127101      477   320250 SH       SOLE                   320250
IDEX Corp.                     COM              45167R104     6341   156567 SH       SOLE                   156567
Lubrizol Corp.                 COM              549271104    16535   448578 SH       SOLE                   448578
Newfield Exploration           COM              651290108    17346   293744 SH       SOLE                   293744
Newport Corp.                  COM              651824104    19569  1387884 SH       SOLE                  1387884
OGE Energy Corp.               COM              670837103    15138   571012 SH       SOLE                   571012
Pier 1 Imports Inc.            COM              720279108    12168   617670 SH       SOLE                   617670
Polaris Industries Inc.        COM              731068102    18062   265544 SH       SOLE                   265544
Quanex Corp.                   COM              747620102    21254   309955 SH       SOLE                   309955
Smithfield Foods Inc.          COM              832248108    21914   740585 SH       SOLE                   740585
Sport-Haley Inc.               COM              848925103     1069   233818 SH       SOLE                   233818
Tractor Supply Co.             COM              892356106    16927   454899 SH       SOLE                   454899
Trinity Industries Inc.        COM              896522109    20505   601661 SH       SOLE                   601661
URS Corporation                COM              903236107    22471   700046 SH       SOLE                   700046
Washington Federal Inc.        COM              938824109    17524   660293 SH       SOLE                   660293
Andrew Corp Pfd. A Conv.       PFD              034425207      416     2700 SH       SOLE                     2700
Federal Home Loan Mtg. Pfd.F   PFD              313400863      209     4850 SH       SOLE                     4850